CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
In Colombian Pesos
Cash	Ps.	3,508,811	Ps.	4,008,010
Deposits in the Colombian central bank		4,752,234		3,632,924
Demand deposits in banks and other financial entities		725,100		230,389
Clearing houses		899		537
Investments in debt securities maturing in under three months		—		1,559
Cash held for specific purposes (1)		854,994		9,310
	Ps.	9,842,038	Ps.	7,882,729
In foreign currency
Cash		2,867,651		2,329,999
Demand deposits in banks and other financial entities		22,062,202		22,354,601
Investments in debt securities maturing in under three months		1,707,136		1,387,800
Cash held for specific purposes (1)		163,802		70,406
	Ps.	26,800,791	Ps.	26,142,806
Total cash and cash equivalents	Ps.	36,642,829	Ps.	34,025,535

(1) The variation in cash held for specific purposes in local currency corresponds to: Ps. 663,196 in Covipacifico due to higher funding, collections, payment of the difference in toll rates, payment of Peaje Anconsur, and financial yields; Ps. 152,518 in Covioriente and Ps. 29,970 in Episol of restricted cash available for use in properties, networks and environmental, and in foreign currency, the variation corresponds to Ps. 93,396 in Covioriente due to of future validities in accordance with the concession agreement.

Grupo Aval´s banking subsidiaries had cash reserves to comply with the mandatory (see note 4.3) amount for time deposits, checking accounts and savings accounts for Ps. 19,263,147 and Ps. 14,342,075 at December 31, 2021 and 2020, respectively.